Restructuring Charges- Activity in Restructuring Reserve (Detail) (Operational Efficiency Initiatives 2011, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2011
Restructuring Reserve [Roll Forward]
Beginning Balance		$ 92	$ 74		$ 107
Net additional charges (net recovery/gain)		45	(2)	107
Utilization	(33)	(57)	20
Ending balance	74	80	92	74	107
Severance
Restructuring Reserve [Roll Forward]
Beginning Balance		92	74		78
Net additional charges (net recovery/gain)		45	55	78
Utilization	(4)	(57)	(37)
Ending balance	74	80	92	74	78
Other
Restructuring Reserve [Roll Forward]
Beginning Balance		0	0		29
Net additional charges (net recovery/gain)		0	(57)
Utilization	(29)	0	57
Ending balance	$ 0	$ 0	$ 0	$ 0	$ 29